FINANCIAL INVESTORS TRUST

ALPS/Alerian MLP Infrastructure Index Fund

Class A, Class C and Class I

SUPPLEMENT DATED APRIL 30, 2013 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND, DATED

NOVEMBER 30, 2012

CHANGE OF SERVICE PROVIDER

Effective April 30, 2013, all references to ALPS Distributors, Inc. as the Fund’s Distributor in the prospectus and statement of additional information should be deleted.  Also effective April 30, 2013, the Distributor is ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.